Reconciliation of Accrued Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Schedule of Unrecognized Tax Benefits [Line Items]
Beginning balance	$ 173	$ 170
Foreign currency adjustment	4	3
Ending balance	$ 177	$ 173